UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-5689

DWS Multi-Market Income Trust

(Exact name of registrant as specified in charter)

222 South Riverside Plaza

Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2006 (Unaudited)

DWS Multi-Market Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 50.3%
Consumer Discretionary 13.7%
AAC Group Holding Corp., 144A, 12.75%, 10/1/2012 (PIK) (b)	165,000	168,300
Affinia Group, Inc., 9.0%, 11/30/2014 (b)	345,000	317,400
AMC Entertainment, Inc., 8.0%, 3/1/2014 (b)	525,000	490,875
Aztar Corp., 7.875%, 6/15/2014	735,000	793,800
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	115,000	122,619
Caesars Entertainment, Inc., 8.875%, 9/15/2008	240,000	251,700
Charter Communications Holdings LLC:
8.625%, 4/1/2009 (b)	15,000	13,688
9.625%, 11/15/2009	15,000	13,650
10.25%, 9/15/2010	1,060,000	1,073,250
Series B, 10.25%, 9/15/2010	320,000	323,200
11.0%, 10/1/2015	981,000	870,637
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	250,000	189,375
CSC Holdings, Inc.:
7.25%, 7/15/2008	190,000	192,138
7.875%, 12/15/2007	555,000	565,406
Series B, 8.125%, 7/15/2009	65,000	67,194
Series B, 8.125%, 8/15/2009	70,000	72,275
Denny’s Corp. Holdings, Inc., 10.0%, 10/1/2012	65,000	65,488
Dex Media East LLC/Financial, 12.125%, 11/15/2012	1,781,000	1,985,815
EchoStar DBS Corp.:
6.625%, 10/1/2014	160,000	153,800
144A, 7.125%, 2/1/2016	225,000	219,094
Foot Locker, Inc., 8.5%, 1/15/2022	70,000	65,100
Ford Motor Co., 7.45%, 7/16/2031 (b)	205,000	160,925
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	1,070,000	984,400
General Motors Corp., 8.375%, 7/15/2033 (b)	500,000	418,750
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	1,190,000	1,309,000
Gregg Appliances, Inc., 9.0%, 2/1/2013	125,000	112,813
Hertz Corp.:
144A, 8.875%, 1/1/2014	485,000	503,187
144A, 10.5%, 1/1/2016 (b)	115,000	123,913
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	195,000	196,462
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	680,000	646,000
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	360,000	359,550
Lear Corp.:
Series B, 5.75%, 8/1/2014	20,000	16,100
Series B, 8.11%, 5/15/2009 (b)	450,000	434,250
Levi Strauss & Co., 10.258% **, 4/1/2012 (b)	20,000	20,650
Liberty Media Corp.:
5.7%, 5/15/2013 (b)	35,000	32,880
8.25%, 2/1/2030 (b)	260,000	258,686
8.5%, 7/15/2029 (b)	345,000	349,193
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014 (b)	205,000	191,163
Mediacom Broadband LLC, 8.5%, 10/15/2015	20,000	19,800
Metaldyne Corp.:
10.0%, 11/1/2013 (b)	165,000	165,000
11.0%, 6/15/2012 (b)	75,000	69,000
MGM MIRAGE:
8.375%, 2/1/2011 (b)	185,000	190,319
9.75%, 6/1/2007	325,000	333,125

MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010		345,000	362,681
NCL Corp., 10.625%, 7/15/2014		75,000	72,094
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012		550,000	445,500
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)		810,000	850,500
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		105,000	111,038
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		1,265,000	1,325,087
PRIMEDIA, Inc.:
8.875%, 5/15/2011 (b)		210,000	203,700
10.78% **, 5/15/2010		555,000	571,650
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		1,225,000	1,281,656
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		835,000	871,531
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		465,000	441,750
Six Flags, Inc.:
8.875%, 2/1/2010 (b)		65,000	62,075
9.75%, 4/15/2013 (b)		610,000	552,050
The Bon-Ton Department Stores, Inc., 10.25%, 3/15/2014 (b)		210,000	197,662
Toys “R” Us, Inc., 7.375%, 10/15/2018		115,000	80,500
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		1,190,000	1,151,325
TRW Automotive, Inc.:
11.0%, 2/15/2013		900,000	978,750
11.75%, 2/15/2013	EUR	160,000	233,169
United Auto Group, Inc., 9.625%, 3/15/2012		850,000	894,625
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		145,000	148,988
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014 (b)		865,000	813,100
Young Broadcasting, Inc., 8.75%, 1/15/2014 (b)		1,265,000	1,075,250

			27,634,651
Consumer Staples 1.7%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		417,000	420,127
Del Laboratories, Inc., 8.0%, 2/1/2012		180,000	153,000
Delhaize America, Inc.:
8.05%, 4/15/2027		65,000	68,306
9.0%, 4/15/2031		930,000	1,088,071
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		200,000	191,000
North Atlantic Trading Co., 9.25%, 3/1/2012		450,000	371,250
Swift & Co.:
10.125%, 10/1/2009		115,000	116,150
12.5%, 1/1/2010 (b)		60,000	60,750
Viskase Co., Inc., 11.5%, 6/15/2011		1,015,000	1,045,450

			3,514,104
Energy 5.0%
Belden & Blake Corp., 8.75%, 7/15/2012		890,000	912,250
Chaparral Energy, Inc., 8.5%, 12/1/2015		470,000	473,525
Chesapeake Energy Corp.:
6.25%, 1/15/2018		225,000	207,563
6.875%, 1/15/2016 (b)		650,000	630,500
7.75%, 1/15/2015		90,000	91,800
Delta Petroleum Corp., 7.0%, 4/1/2015		540,000	510,300
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		545,000	480,962
144A, 8.375%, 5/1/2016 (b)		435,000	428,475
El Paso Production Holding Corp., 7.75%, 6/1/2013		375,000	380,625
Encore Acquisition Co., 6.0%, 7/15/2015		95,000	88,113
Frontier Oil Corp., 6.625%, 10/1/2011		145,000	145,000
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		570,000	570,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		240,000	209,400
Plains Exploration & Production Co.:
7.125%, 6/15/2014		315,000	322,875
Series B, 8.75%, 7/1/2012		310,000	325,500
Quicksilver Resources, Inc., 7.125%, 4/1/2016		130,000	124,150
Southern Natural Gas, 8.875%, 3/15/2010		770,000	807,766

Stone Energy Corp.:
6.75%, 12/15/2014	700,000	675,500
144A, 8.24% **, 7/15/2010	595,000	589,050
Transmeridian Exploration, Inc., 12.0%, 12/15/2010	265,000	266,325
Williams Companies, Inc.:
8.125%, 3/15/2012	1,250,000	1,318,750
8.75%, 3/15/2032	570,000	614,175

		10,172,604
Financials 6.4%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	280,000	305,900
Ashton Woods USA LLC, 9.5%, 10/1/2015	535,000	464,113
E*TRADE Financial Corp.:
7.375%, 9/15/2013	180,000	181,800
7.875%, 12/1/2015	140,000	145,600
8.0%, 6/15/2011	295,000	306,063
Ford Motor Credit Co.:
7.25%, 10/25/2011	1,325,000	1,266,300
7.375%, 10/28/2009	2,550,000	2,501,065
7.875%, 6/15/2010	645,000	633,918
General Motors Acceptance Corp.:
6.875%, 9/15/2011	2,795,000	2,752,737
8.0%, 11/1/2031	1,225,000	1,238,095
iPayment, Inc., 144A, 9.75%, 5/15/2014	180,000	182,250
Poster Financial Group, Inc., 8.75%, 12/1/2011 (b)	625,000	653,125
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	745,000	815,775
TIG Holdings, Inc., 144A, 8.597%, 1/15/2027	560,000	414,400
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	295,000	281,725
Universal City Development, 11.75%, 4/1/2010	760,000	822,700

		12,965,566
Health Care 0.9%
HCA, Inc., 6.5%, 2/15/2016 (b)	345,000	271,688
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	430,000	439,675
144A, 11.418% **, 6/15/2014 (b)	70,000	71,925
Tenet Healthcare Corp., 9.25%, 2/1/2015	1,155,000	1,088,587

		1,871,875
Industrials 5.2%
Allied Security Escrow Corp., 11.375%, 7/15/2011	290,000	286,375
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	683,000	730,810
American Color Graphics, 10.0%, 6/15/2010 (b)	320,000	224,800
Browning-Ferris Industries:
7.4%, 9/15/2035	555,000	489,788
9.25%, 5/1/2021	300,000	309,750
Case New Holland, Inc., 9.25%, 8/1/2011	765,000	810,900
Cenveo Corp., 7.875%, 12/1/2013	600,000	567,000
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010 (b)	595,000	584,588
Congoleum Corp., 8.625%, 8/1/2008 *	395,000	391,050
DRS Technologies, Inc., 7.625%, 2/1/2018	265,000	265,000
Education Management LLC, 144A, 8.75%, 6/1/2014	170,000	168,300
Iron Mountain, Inc., 8.75%, 7/15/2018 (b)	130,000	132,925
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016 (b)	575,000	498,813
8.875%, 4/1/2012 (b)	635,000	612,775
Kansas City Southern:
7.5%, 6/15/2009	135,000	134,325
9.5%, 10/1/2008	955,000	990,812
Kinetek, Inc., Series D, 10.75%, 11/15/2006	830,000	820,662
Millennium America, Inc., 9.25%, 6/15/2008	270,000	276,075
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	240,000	243,600

Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	70,000	77,963
Scranton Products, Inc.:
10.5%, 7/1/2013	585,000	604,012
12.39% **, 7/1/2012	215,000	221,450
Ship Finance International Ltd., 8.5%, 12/15/2013	165,000	157,988
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	530,000	567,100
Xerox Corp., 6.4%, 3/15/2016	380,000	376,236

		10,543,097
Information Technology 2.3%
L-3 Communications Corp.:
5.875%, 1/15/2015	725,000	685,125
Series B, 6.375%, 10/15/2015	255,000	245,438
Lucent Technologies, Inc., 6.45%, 3/15/2029	1,265,000	1,078,412
Sanmina-SCI Corp., 8.125%, 3/1/2016	475,000	463,125
SunGard Data Systems, Inc., 10.25%, 8/15/2015	595,000	607,644
UGS Corp., 10.0%, 6/1/2012	560,000	602,000
Unisys Corp., 7.875%, 4/1/2008	990,000	988,762

		4,670,506
Materials 7.1%
ARCO Chemical Co., 9.8%, 2/1/2020	1,615,000	1,845,137
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014 (b)	175,000	95,375
Chemtura Corp., 6.875%, 6/1/2016	320,000	309,600
Constar International, Inc., 11.0%, 12/1/2012 (b)	85,000	71,400
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	155,000	125,550
Dayton Superior Corp.:
10.75%, 9/15/2008	115,000	120,175
13.0%, 6/15/2009	200,000	188,000
Equistar Chemical Funding, 10.625%, 5/1/2011	405,000	435,375
Exopac Holding Corp., 144A, 11.25%, 2/1/2014 (b)	550,000	552,750
GEO Specialty Chemicals, Inc., 144A, 13.998% **, 12/31/2009	1,004,000	828,300
Greif, Inc., 8.875%, 8/1/2012	290,000	304,500
Hexcel Corp., 6.75%, 2/1/2015	480,000	452,400
Huntsman LLC, 11.625%, 10/15/2010	855,000	949,050
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	225,000	232,313
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	390,000	287,625
Lyondell Chemical Co., 10.5%, 6/1/2013	115,000	126,500
Massey Energy Co.:
6.625%, 11/15/2010	955,000	940,675
6.875%, 12/15/2013	235,000	217,963
Mosaic Global Holdings, Inc., 10.875%, 8/1/2013	1,148,000	1,285,760
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	840,000	739,200
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	1,039,000	1,122,120
144A, 13.0%, 9/30/2013	325,879	327,508
OM Group, Inc., 9.25%, 12/15/2011 (b)	240,000	249,600
Omnova Solutions, Inc., 11.25%, 6/1/2010	920,000	975,200
Oxford Automotive, Inc., 144A, 12.5%, 10/15/2010 *	582,493	8,737
Radnor Holdings Corp., 11.0%, 3/15/2010 *	90,000	21,600
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	142,000	152,295
TriMas Corp., 9.875%, 6/15/2012	445,000	421,638
United States Steel Corp., 9.75%, 5/15/2010 (b)	565,000	600,312
Witco Corp., 6.875%, 2/1/2026	140,000	124,600
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	295,000	265,500

		14,376,758
Telecommunication Services 2.7%
Centennial Communications Corp., 10.0%, 1/1/2013 (b)	255,000	254,362
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	760,000	772,350
8.375%, 1/15/2014 (b)	525,000	526,969

Dobson Cellular Systems, Inc., 9.875%, 11/1/2012	255,000	272,212
Dobson Communications Corp., 8.875%, 10/1/2013	245,000	241,938
Insight Midwest LP, 9.75%, 10/1/2009	185,000	188,238
Intelsat Corp., 144A, 9.0%, 6/15/2016	120,000	121,800
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	1,440,000	1,481,671
Qwest Corp., 7.25%, 9/15/2025	485,000	463,781
Rural Cellular Corp., 9.875%, 2/1/2010	305,000	314,912
SunCom Wireless Holdings, Inc., 8.5%, 6/1/2013 (b)	195,000	175,500
Ubiquitel Operating Co., 9.875%, 3/1/2011	220,000	239,250
US Unwired, Inc., Series B, 10.0%, 6/15/2012	385,000	423,500
Windstream Corp., 144A, 8.625%, 8/1/2016	20,000	21,150

		5,497,633
Utilities 5.3%
AES Corp., 144A, 8.75%, 5/15/2013	2,025,000	2,174,344
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	1,300,000	1,404,000
CMS Energy Corp., 8.5%, 4/15/2011 (b)	1,135,000	1,217,287
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	130,000
Mirant North America LLC, 7.375%, 12/31/2013	130,000	128,700
Mission Energy Holding Co., 13.5%, 7/15/2008	1,670,000	1,868,312
NRG Energy, Inc.:
7.25%, 2/1/2014	540,000	533,250
7.375%, 2/1/2016	1,110,000	1,093,350
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	1,385,000	1,495,800
Sierra Pacific Resources:
6.75%, 8/15/2017	385,000	379,116
8.625%, 3/15/2014	210,000	225,731

		10,649,890

Total Corporate Bonds (Cost $103,593,546)		101,896,684
Foreign Bonds - US$ Denominated 60.3%
Consumer Discretionary 1.1%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	945,000	1,020,600
Shaw Communications, Inc., 8.25%, 4/11/2010	220,000	231,275
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	869,000	747,340
Unity Media GmbH, 144A, 10.375%, 2/15/2015	150,000	138,000
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013 (b)	80,000	80,800

		2,218,015
Energy 4.4%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	200,000	248,500
OAO Gazprom, 144A, 9.625%, 3/1/2013	700,000	826,875
Pemex Project Funding Master Trust:
7.375%, 12/15/2014	1,200,000	1,300,200
8.0%, 11/15/2011	1,800,000	1,962,000
9.5%, 9/15/2027	2,665,000	3,464,500
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	620,000	736,634
Secunda International Ltd., 13.507% **, 9/1/2012	295,000	308,275

		8,846,984
Financials 1.0%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	1,005,000	1,153,237
Doral Financial Corp., 6.33% **, 7/20/2007	745,000	696,181
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	135,000	117,788
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	200,000	159,000

		2,126,206
Health Care 0.4%
Biovail Corp., 7.875%, 4/1/2010	775,000	773,063
Industrials 0.9%

Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	435,000	460,556
10.25%, 6/15/2007	920,000	938,400
12.5%, 6/15/2012	337,000	374,070
Stena AB, 9.625%, 12/1/2012	125,000	133,125

		1,906,151
Materials 1.4%
Cascades, Inc., 7.25%, 2/15/2013	639,000	603,855
ISPAT Inland ULC, 9.75%, 4/1/2014	641,000	720,484
Novelis, Inc., 144A, 8.25%, 2/15/2015	800,000	760,000
Rhodia SA:
8.875%, 6/1/2011	203,000	207,568
10.25%, 6/1/2010 (b)	225,000	246,937
Tembec Industries, Inc., 8.625%, 6/30/2009	415,000	227,212

		2,766,056
Sovereign Bonds 48.2%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	3,750,000	4,818,300
Central Bank of Nigeria, Series WW, 6.25%, 11/15/2020	3,500,000	3,473,750
Dominican Republic:
144A, 8.625%, 4/20/2027 (b)	460,000	483,000
Series REG S, 9.5%, 9/27/2011 (PIK)	1,399,453	1,499,165
Federative Republic of Brazil:
8.75%, 2/4/2025	710,000	843,835
8.875%, 10/14/2019 (b)	2,340,000	2,769,390
11.0%, 1/11/2012	1,780,000	2,175,160
11.0%, 8/17/2040 (b)	4,185,000	5,467,702
14.5%, 10/15/2009	3,000,000	3,765,000
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	1,685,000	1,797,389
Republic of Argentina:
Step-up Coupon, 1.33% to 3/31/2009, 2.5% to 3/31/2019, 3.75% to 3/31/2029, 5.25% to 12/31/2038	2,555,000	1,111,425
5.59% **, 8/3/2012 (PIK)	6,410,000	4,481,673
Republic of Colombia:
8.25%, 12/22/2014 (b)	690,000	759,000
10.0%, 1/23/2012	1,300,000	1,513,200
10.75%, 1/15/2013	780,000	953,160
Republic of Ecuador, Series REG S, 10.0%, 8/15/2030	1,355,000	1,350,935
Republic of El Salvador, 144A, 7.65%, 6/15/2035	2,580,000	2,702,550
Republic of Indonesia, 144A, 6.875%, 3/9/2017	2,615,000	2,641,150
Republic of Pakistan, 144A, 7.875%, 3/31/2036	1,730,000	1,639,175
Republic of Panama:
7.125%, 1/29/2026 (b)	2,005,000	2,057,130
9.375%, 1/16/2023	2,610,000	3,236,400
Republic of Peru, 7.35%, 7/21/2025 (b)	6,315,000	6,662,325
Republic of Philippines:
7.75%, 1/14/2031	490,000	505,313
8.0%, 1/15/2016	2,790,000	3,009,712
8.375%, 2/15/2011	780,000	837,525
9.375%, 1/18/2017	1,535,000	1,792,113
Republic of Turkey:
6.875%, 3/17/2036	365,000	340,363
7.25%, 3/15/2015	655,000	665,644
7.375%, 2/5/2025	2,065,000	2,059,837
8.0%, 2/14/2034	280,000	292,950
11.75%, 6/15/2010	4,495,000	5,259,150
Republic of Uruguay:
7.25%, 2/15/2011	85,000	86,700
7.625%, 3/21/2036	615,000	611,925
8.0%, 11/18/2022	1,395,000	1,461,263
9.25%, 5/17/2017	1,825,000	2,121,562

Republic of Venezuela:
7.65%, 4/21/2025		1,430,000	1,527,955
9.375%, 1/13/2034		1,865,000	2,349,900
10.75%, 9/19/2013		3,560,000	4,361,000
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030		7,295,000	8,118,605
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011		2,580,000	2,300,844
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		2,250,000	2,334,375
United Mexican States:
5.625%, 1/15/2017 (b)		538,000	530,468
8.3%, 8/15/2031		675,000	848,138

			97,616,156
Telecommunication Services 2.0%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		640,000	524,800
Embratel, Series B, 11.0%, 12/15/2008 (b)		78,000	85,800
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		100,000	86,000
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		310,000	321,237
Intelsat Ltd., 5.25%, 11/1/2008		315,000	300,038
Millicom International Cellular SA, 10.0%, 12/1/2013		170,000	182,325
Mobifon Holdings BV, 12.5%, 7/31/2010		740,000	829,725
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		635,000	641,350
144A, 10.125%, 7/15/2013		295,000	299,425
144A, 10.75%, 7/15/2016		235,000	243,225
Stratos Global Corp., 144A, 9.875%, 2/15/2013		540,000	442,800

			3,956,725
Utilities 0.9%
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011 (b)		1,815,000	1,849,485

Total Foreign Bonds - US$ Denominated (Cost $118,838,419)			122,058,841
Foreign Bonds - Non US$ Denominated 4.9%
Consumer Discretionary 0.2%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	315,000	363,303
Financials 0.1%
Ono Finance II, 144A, 8.0%, 5/16/2014	EUR	115,000	139,597
Sovereign Bonds 4.6%
Federative Republic of Brazil, 12.5%, 1/5/2016	BRL	2,070,000	953,953
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009	MYR	8,855,000	2,427,600
Government of Ukraine, Series REG S, 4.95%, 10/13/2015	EUR	860,000	1,046,479
Republic of Argentina:
5.83%, 12/31/2033 (PIK)	ARS	654	265
7.82%, 12/31/2033 (PIK)	EUR	4,014,697	4,963,407

			9,391,704

Total Foreign Bonds - Non US$ Denominated (Cost $9,681,077)			9,894,604
		Shares	Value ($)

Common Stocks 0.0%
Materials 0.0%
GEO Specialty Chemicals, Inc.*		7,125	3,562
GEO Specialty Chemicals, Inc. 144A*		649	325
			3,887
Telecommunications Services 0.0%
IMPSAT Fiber Networks, Inc. 144A*		4,393	31,630

Total Common Stocks (Cost $340,900)			35,517
Warrants 0.0%

Industrials 0.0%
DeCrane Aircraft Holdings, Inc. 144A, expiration 9/30/2008*	350	0
TravelCenters of America, Inc., expiration 5/1/2009*	104	13
		13
Materials 0.0%
Dayton Superior Corp. 144A, expiration 6/15/2009*	25	0

Total Warrants (Cost $428)		13
Preferred Stocks 0.1%
Industrials
Xerox Capital Trust I, 8.0% (Cost $125,175)	120,000	123,150
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc.:
Series AI, 144A, 9.75% (PIK)	3	21,150
144A, 9.75%, (PIK)	15	105,750

Total Convertible Preferred Stocks (Cost $125,925)		126,900
	Principal Amount ($)(a)	Value ($)

Loan Participation 0.4%
Republic of Algeria, Floating Rate Debt Conversion Bond, LIBOR plus .8125%, 6.222% **, 3/4/2010 (Cost $745,143)	770,000	770,000
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	400,000	322,000
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	615,000	461,250

Total Other Investments (Cost $862,314)		783,250
	Principal Amount ($)(a)	Value ($)

US Treasury Obligations 0.6%
US Treasury Note, 12.0%, 8/15/2013 (Cost $1,446,406)	1,000,000	1,134,141
	Shares	Value ($)

Securities Lending Collateral 9.0%
Daily Assets Fund Institutional, 5.28% (c) (d) (Cost $18,211,033)	18,211,033	18,211,033
Cash Equivalents 7.1%
Cash Management QP Trust, 5.33% (e) (Cost $14,464,376)	14,464,376	14,464,376
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $268,434,742)	133.2	269,498,509
Other Assets and Liabilities, Net	(7.1)	(14,401,799)
Notes Payable	(26.1)	(52,750,000)

Net Assets	100.0	202,346,710

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value($)

Congoleum Corp.	8.625%	8/1/2008	395,000	393,197	391,050
Grupo Iusacell SA de CV	10.0%	7/15/2004	100,000	67,894	86,000
Oxford Automotive, Inc.	12.5%	10/15/2010	582,493	59,883	8,737
Radnor Holdings Corp.	11.0%	3/15/2010	90,000	82,331	21,600
				$603,305	$507,387

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2006 amounted to $17,901,628 which is 8.8% of net assets.
(c)	Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending.
(e)	Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.

As of August 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
USD	275,453	EUR	216,177	9/15/2006	1,759
USD	87,892	EUR	69,212	9/15/2006	861
USD	221,169	EUR	175,285	9/15/2006	3,605
EUR	48,573	USD	62,548	9/15/2006	261
EUR	25,204	USD	32,654	9/15/2006	334
EUR	782,603	USD	1,010,771	9/15/2006	7,209
EUR	1,062,895	USD	1,372,782	9/15/2006	9.791
EUR	60,807	USD	78,038	9/15/2006	63
EUR	50,061	USD	64,972	12/13/2006	458
USD	622,999	IDR	5,887,350,000	9/15/2006	24,176
Total unrealized appreciation					48,517

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	48,566	USD	61,655	9/15/2006	(623)
EUR	1,373,833	USD	1,742,879	9/22/2006	(19,603)
EUR	699,897	USD	885,020	9/22/2006	(12,874)
EUR	1,674,862	USD	2,143,572	9/22/2006	(5,098)
Total unrealized depreciation					(38,198)

Currency Abbreviations
ARS	Argentine Peso	IDR	Indonesian Rupiah
BRL	Brazilian Real	MYR	Malaysian Ringgit
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Multi-Market Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 23, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 23, 2006